SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Net operating loss carried forward		$ 2,826,537	$ 2,605,009
Impairment loss		305,219	353,769
Impact of foreign exchange		6,425	4,813
Lease Liability		46,998	24,036
Total deferred tax assets		3,185,179	2,987,628
Valuation allowance	$ (3,350,000)	(3,140,578)	(2,963,591)	$ (3,093,005)
Deferred tax assets, net of valuation allowance		44,601	24,037
Right of use asset		(44,601)	(24,037)
Total deferred tax liabilities		(44,601)	(24,037)
Total deferred tax assets, net